UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III        New York, New York       5/15/13
-----------------------------      -------------------      ----------------
  [Signature]                  [City, State]              [Date]


Note: The information provided herein with respect to Warrants is based on (i) the number of Warrants held by the Reporting Manager as of March 31, 2013 and
(ii) the price of such Warrants as reported by Bloomberg as of March 31, 2013.

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          44
                                               -------------

Form 13F Information Table Value Total:         230,965
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADA ES INC               COM              005208103    8,833  332,440 SH       SOLE                332,440      0    0
AMEREN CORP              COM              023608102    6,619  189,000 SH       SOLE                189,000      0    0
CALGON CARBON CORP       COM              129603106    1,810  100,000 SH  CALL SOLE                100,000      0    0
CALPINE CORP             COM NEW          131347304    9,083  440,900 SH       SOLE                440,900      0    0
CANADIAN PAC RY LTD      COM              13645T100   13,710  105,079 SH       SOLE                105,079      0    0
CHENIERE ENERGY INC      COM NEW          16411R208    6,536  233,441 SH       SOLE                233,441      0    0
CHENIERE ENERGY INC      CALL             16411R208    5,494  196,200 SH  CALL SOLE                196,200      0    0
CMS ENERGY CORP          COM              125896100    2,501   89,500 SH       SOLE                 89,500      0    0
CROSSTEX ENERGY INC      COM              22765Y104    9,686  502,894 SH       SOLE                502,894      0    0
DOMINION RES INC VA NEW  COM              25746U109   12,761  219,334 SH       SOLE                219,334      0    0
DUKE ENERGY CORP NEW     COM NEW          26441C204      798   11,000 SH       SOLE                 11,000      0    0
EMPIRE DIST ELEC CO      COM              291641108    1,277   57,000 SH       SOLE                 57,000      0    0
ENERGEN CORP             COM              29265N108      771   14,832 SH       SOLE                 14,832      0    0
FOREST OIL CORP          COM PAR $0.01    346091705    2,104  400,000 SH  CALL SOLE                400,000      0    0
GREAT PLAINS ENERGY INC  COM              391164100    1,577   68,000 SH       SOLE                 68,000      0    0
HAWAIIAN ELEC INDUSTRIES COM              419870100    4,129  149,000 SH       SOLE                149,000      0    0
HERCULES OFFSHORE INC    COM              427093109    1,891  254,858 SH       SOLE                254,858      0    0
JPMORGAN CHASE & CO      ALERIAN ML ETN   46625H365    2,970   65,300 SH  PUT  SOLE                 65,300      0    0
KIOR INC                 CL A             497217109      571  122,708 SH       SOLE                122,708      0    0
KIRBY CORP               COM              497266106   12,484  162,550 SH       SOLE                162,550      0    0
MANITOWOC INC            COM              563571108    3,800  184,826 SH       SOLE                184,826      0    0
MARATHON PETE CORP       COM              56585A102    5,719   63,825 SH       SOLE                 63,825      0    0
MIDDLESEX WATER CO       COM              596680108      527   27,000 SH       SOLE                 27,000      0    0
NEW JERSEY RES           COM              646025106      583   13,000 SH       SOLE                 13,000      0    0
NEXTERA ENERGY INC       COM              65339F101    1,709   22,000 SH       SOLE                 22,000      0    0
NISOURCE INC             COM              65473P105    4,724  161,000 SH       SOLE                161,000      0    0
NORTHEAST UTILS          COM              664397106    5,085  117,000 SH       SOLE                117,000      0    0
NORTHWESTERN CORP        COM NEW          668074305    5,002  125,500 SH       SOLE                125,500      0    0
NRG ENERGY INC           COM NEW          629377508      530   20,000 SH       SOLE                 20,000      0    0
PHILLIPS 66              COM              718546104   14,226  203,322 SH       SOLE                203,322      0    0
PIEDMONT NAT GAS INC     COM              720186105      878   26,700 SH       SOLE                 26,700      0    0
PPL CORP                 COM              69351T106    2,098   67,000 SH       SOLE                 67,000      0    0
RITCHIE BROS AUCTIONEERS COM              767744105    1,085   50,000 SH  PUT  SOLE                 50,000      0    0
ROCKWOOD HLDGS INC       COM              774415103   18,115  276,814 SH       SOLE                276,814      0    0
SEMGROUP CORP            CL A             81663A105   13,389  258,884 SH       SOLE                258,884      0    0
SEMGROUP CORP            *W EXP 11/30/201 81663A113      517   10,000 SH  CALL SOLE                 10,000      0    0
SEMPRA ENERGY            COM              816851109   17,708  221,513 SH       SOLE                221,513      0    0
SOUTHWEST GAS CORP       COM              844895102    2,482   52,300 SH       SOLE                 52,300      0    0
SPECTRA ENERGY CORP      COM              847560109    5,261  171,100 SH       SOLE                171,100      0    0
TRONOX LTD               SHS CL A         Q9235V101      168    8,500 SH       SOLE                  8,500      0    0
TRONOX LTD               SHS CL A         Q9235V101      991   50,000 SH  CALL SOLE                 50,000      0    0
UGI CORP NEW             COM              902681105    2,534   66,000 SH       SOLE                 66,000      0    0
UNITED RENTALS INC       COM              911363109    2,937   53,424 SH       SOLE                 53,424      0    0
WESTLAKE CHEM CORP       COM              960413102   15,292  163,555 SH       SOLE                163,555      0    0
